Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs		$ (14,783)		$ 36,575		$ 40,113		$ 60,386
Reallocate reserve to retained earnings upon disposal of LTIs						151,519
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		68,353	$ 144,601	(71,913)	$ (95,723)	144,601	$ (35,338)	(95,723)
Unrealized gain (loss) on LTIs	[1]	(14,783)	54,896	36,575	23,810		179,939
Reallocate reserve to retained earnings upon disposal of LTIs	[1]		(131,144)
Long-term investment revaluation reserve at end of period		53,570	68,353	(35,338)	(71,913)	53,570	144,601	(35,338)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		78,996	167,052	(69,514)	(95,675)	167,052	(28,994)	(95,675)
Unrealized gain (loss) on LTIs	[1]	(17,090)	63,463	40,520	26,161		196,046
Reallocate reserve to retained earnings upon disposal of LTIs	[1]		(151,519)
Long-term investment revaluation reserve at end of period		61,906	78,996	(28,994)	(69,514)	61,906	167,052	(28,994)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(10,643)	(22,451)	(2,399)	(48)	(22,451)	(6,344)	(48)
Unrealized gain (loss) on LTIs	[1]	2,307	(8,567)	(3,945)	(2,351)		(16,107)
Reallocate reserve to retained earnings upon disposal of LTIs	[1]		20,375
Long-term investment revaluation reserve at end of period		$ (8,336)	$ (10,643)	$ (6,344)	$ (2,399)	$ (8,336)	$ (22,451)	$ (6,344)

[1]	LTIs refers to long-term investments in common shares held.